Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a) Contingent liabilities

Contingent liabilities may develop in a way not initially expected. Therefore, management continuously assesses contingent liabilities to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs (except in the extremely rare circumstances where no reliable estimate can be made).

Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal specialists or external consultants.

Management regularly analyzes current information about these matters and provides for probable contingent losses including the estimate of legal expense to resolve the matters. Internal and external lawyers are used for these assessments. In making the decision regarding the need for a provision, management considers whether the Company has an obligation as a result of a past event, whether it is probable that an outflow or cash or other resources embodying economic benefits will be required to settle the obligation and the ability to make a reliable estimate of the amount of the obligation.

(b) Details of guarantees

Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2017 are as follows:

			Guarantee limit			Guarantee amount
Guarantors	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	(in millions of Won)
[The Company]
POSCO	POSCO Asia Co., Ltd.	BOC	USD	50,000,000	53,570	50,000,000	53,570
	POSCO ASSAN TST STEEL INDUSTRY	SMBC and others	USD	146,527,500	156,990	131,874,750	141,291
	POSCO COATED STEEL (THAILAND) CO., LTD.	The Great&CO Co.,Ltd (SPC)	THB	5,501,000,000	180,268	5,501,000,000	180,268
	POSCO Maharashtra Steel Private Limited	Export-Import Bank of Korea and others	USD	649,853,000	696,252	323,918,500	347,045
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	160,000,000	171,424	160,000,000	171,424
	POSCO SS-VINA CO., LTD.	Export-Import Bank of Korea and others	USD	354,351,050	379,652	314,599,225	337,062
	POSCO VST CO., LTD.	ANZ and others	USD	65,000,000	69,641	8,125,000	8,706
	POSCO-VIETNAM Co., Ltd.	Export-Import Bank of Korea	USD	196,000,000	209,994	196,000,000	209,994
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	1,350,300,000	1,446,711	1,187,394,785	1,272,174
	Zhangjiagang Pohang Stainless Steel Co., Ltd.	BTMU and others	CNY	760,500,000	124,456	684,450,000	112,011
POSCO DAEWOO Corporation	Daewoo Global Development. Pte., Ltd	Export-Import Bank of Korea	USD	21,633,300	23,178	21,633,300	23,178
		MIRAE ASSET DAEWOO CO.,LTD.	KRW	29,137	29,137	10,703	10,703
	Daewoo Power PNG Ltd.	Export-Import Bank of Korea	USD	54,400,000	58,284	54,400,000	58,284
	Daewoo Textile LLC	Export-Import Bank of Korea	USD	4,000,000	4,286	4,000,000	4,286
	POSCO ASSAN TST STEEL INDUSTRY	ING and others	USD	14,652,750	15,699	14,652,750	15,699
	POSCO DAEWOO INDIA PVT., LTD.	Shinhan Bank and others	USD	162,400,000	173,995	51,237,684	54,896
		SC Bank and others	INR	7,350,000,000	122,892	2,037,278,075	34,063
	PT. Bio Inti Agrindo	Export-Import Bank of Korea and others	USD	120,875,000	129,505	120,875,000	129,505
	Songdo Posco family Housing	SAMSUNG SECURITIES CO.,LTD and others	KRW	70,000	70,000	49,500	49,500
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	Export-Import Bank of Korea	USD	30,000,000	32,142	30,000,000	32,142
	HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Woori Bank and others	USD	138,000,000	147,853	138,000,000	147,853
	POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	HSBC	USD	100,000,000	107,140	100,000,000	107,140
	POSCO ENGINEERING (THAILAND) CO., LTD.	POSCO Asia Co., Ltd	USD	39,451,000	42,268	39,451,000	42,268
	POSCO Engineering and Construction India Private Limited	Woori Bank	USD	2,100,000	2,250	2,100,000	2,250
	PT PEN INDONESIA	POSCO Asia Co., Ltd.	USD	5,000,000	5,357	5,000,000	5,357
	PT. POSCO E&C INDONESIA	BNP Indonesia	IDR	79,000,000,000	6,241	79,000,000,000	6,241
	Songdo Posco family Housing	SAMSUNG SECURITIES CO.,LTD and others	KRW	70,000	70,000	49,500	49,500
	Daewoo Global Development. Pte., Ltd	POSCO Asia Co., Ltd. and others	USD	68,719,200	73,626	59,088,100	63,307
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd.	USD	1,500,000	1,607	1,500,000	1,607
POSCO CHEMTECH	PT.Krakatau Posco Chemtech Calcination	Hana Bank	USD	33,600,000	35,999	20,705,882	22,184
POSCO COATED & COLOR STEEL Co., Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd. and others	USD	13,986,947	14,985	13,986,947	14,985
POSCO ENERGY CO., LTD.	PT. KRAKATAU POSCO ENERGY	Export-Import Bank of Korea and others	USD	193,900,000	207,744	137,396,174	147,206
POSCO Asia Co., Ltd.	POSCO ASSAN TST STEEL INDUSTRY	SMBC	USD	25,000,000	26,785	25,000,000	26,785

[Associates and joint ventures]
POSCO	CSP — Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	449,990	420,000,000	449,990
		BNDES	BRL	464,060,000	150,100	464,060,000	150,100
	LLP POSUK Titanium	SMBC	USD	15,000,000	16,071	15,000,000	16,071
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	58,846	37,000,000	47,332
POSCO DAEWOO Corporation	GLOBAL KOMSCO Daewoo LLC	Industrial & Commercial Bank of China	USD	8,225,000	8,812	8,225,000	8,812
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	340,000	340,000	317,900	317,900
	UITrans LRT Co., Ltd.	Kookmin Bank and others	KRW	20,740	20,740	20,740	20,740
	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	11,600	11,600	10,993	10,993
POSCO ICT	Incheon-Gimpo Expressway co., Ltd.	Korea Development Bank	KRW	100,000	100,000	100,000	100,000
	UITrans LRT Co., Ltd.	Kookmin Bank	KRW	76,000	76,000	76,000	76,000
POSCO CHEMTECH	KRAKATAU POS-CHEM DONG-SUH CHEMICAL	Hana Bank	USD	1,140,000	1,221	1,140,000	1,221
POSCO(Suzhou) Automotive Processing Center Co.,Ltd.	POS-InfraAuto (Suzhou) Co., Ltd	Korea Development Bank	USD	780,000	836	780,000	836

[Others]
POSCO DAEWOO Corporation	Ambatovy Project Investments Limited and others	Export-Import Bank of Korea	USD	87,272,727	93,504	28,325,258	30,348
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Ecocity CO.,LTD and others	Others	KRW	960,011	960,011	446,098	446,098
	AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD.	POSCO Asia Co., Ltd. and others	USD	150,000,000	160,710	150,000,000	160,710
POSCO ICT	SMS Energy and others	Hana Bank and others	KRW	104,880	104,880	73,676	73,676
	Hyochun CO., LTD	Daegu Bank and others	KRW	39,575	39,575	39,575	39,575
	BLT Enterprise and others	Kyobo Life Insurance Co.,Ltd and others	KRW	1,163,585	1,163,585	1,163,585	1,163,585
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment(NSW Government)	Woori Bank and others	AUD	25,260,721	21,097	25,260,721	21,097

			USD	4,683,667,474	5,018,081	3,834,409,355	4,108,186
			KRW	2,985,528	2,985,528	2,358,270	2,358,270
			CNY	760,500,000	124,456	684,450,000	112,011
			INR	7,350,000,000	122,892	2,037,278,075	34,063
			IDR	79,000,000,000	6,241	79,000,000,000	6,241
			THB	5,501,000,000	180,268	5,501,000,000	180,268
			EUR	46,000,000	58,846	37,000,000	47,332
			AUD	25,260,721	21,097	25,260,721	21,097
			BRL	464,060,000	150,100	464,060,000	150,100

(c) POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided the completion guarantees for Samsung C&T Corporation amounting to ￦395,792 million while Samsung C&T Corporation has provided the construction guarantees or payment guarantees on customers’ borrowings on behalf of POSCO ENGINEERING & CONSTRUCTION CO., LTD. amounting to ￦269,455 million as of December 31, 2017.

(d) Other commitments

Details of other commitments of the Company as of December 31, 2017 are as follows:

POSCO

POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The contracts of iron ore and coal generally have terms of more than three years and the contracts of nickel have terms of more than one year. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2017, 116 million tons of iron ore and 18 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of LNG annually for 20 years commencing in August 2005. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

As of December 31, 2017, the Company entered into commitments with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which enables the Company to borrow up to the amount of USD 6.49 million. The borrowings are related to the Company’s the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. The Company is not liable for the repayment of full or part of the amount borrowed if the respective projects fail. The Company has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2017, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO has provided a supplemental funding agreement, as the largest shareholder, as requested from the creditors, including Norddeutsche Landesbank, for seamless funding to POSCO ENERGY Co., Ltd. under construction of new power plant.
The Company provides a supplementary fund of up to ￦9.8 billion to the Company’s subsidiary, Busan E&E Co., Ltd., at the request of creditors such as the Korea Development Bank.
The Company provides supplementary funding for the purpose of promoting the Suncheon Bay PRT business of Suncheon Eco Trans Co., Ltd, a subsidiary of the Company, at the request of creditors.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.	As of December 31, 2017, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has foreign currency guarantee of up to USD 2,311 million and uses USD 1,306 million with Woori Bank and others.

POSCO ICT	As of December 31, 2017, in relation to contract enforcement, POSCO ICT was provided with ￦143,582 million and ￦22,432 million guaranties from Korea Software Financial Cooperative and Seoul Guarantee Insurance, respectively.

(e) Litigation in progress

As of December 31, 2017, litigations in progress that POSCO and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

Company	Legal actions	Claim amount		Korean Won equivalent	Description
	(In millions of Won, in thousands of foreign currencies)
POSCO	15	KRW	23,037	23,037	Lawsuit on claim for employee right and others(*1)
	1	USD	1,583	1,696	Arbitration on trading and others
POSCO DAEWOO Corporation	2	EUR	2,747	3,514	Lawsuit on claim for damages and others
	3	INR	4,518,694	75,553	Lawsuit on claim for payment on guarantees and others(*1)
	10	KRW	9,903	9,903	Lawsuit on claim for payment and others
	3	USD	22,228	23,815	Lawsuit on claim for damages and others(*1)
	1	PKR	124,775	1,208	Lawsuit on claim for damages
	1	CAD	79,000	67,363	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	104	KRW	461,134	461,134	Arbitration on construction costs allocation and others
POSCO ICT	13	KRW	9,894	9,894	Lawsuit on claim for payment and others
POSCO A&C	3	KRW	3,985	3,985	Lawsuit on claim for payment on construction
POSCO ENERGY CO., LTD.	4	KRW	7,017	7,017	Lawsuit on claim for damages and revocation of electricity supply contract and others
POSCO E&C CHINA CO., LTD.	11	CNY	13,679	2,239	Lawsuit on claim for payment of reserve for construction warranty and others
	1	KRW	3,305	3,305	Lawsuit on claim for payment on construction
Posco e&c Songdo International Building	3	KRW	892	892	Lawsuit on affirmation of the non-existence of general meeting of stockholders and others
POSPOWER CO., Ltd.	1	KRW	1,000	1,000	Lawsuit on claim for damages
POSCO ENGINEERING(THAILAND) CO., LTD.	7	THB	724,400	23,739	Lawsuit on claim for payment on construction
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	6	TRY	31	9	Lawsuit on claim for unfair dismissal and others
PT. KRAKATAU POSCO	1	IDR	324,858,033	25,664	Lawsuit on claim for payment on construction
POSCO(Dalian)IT Center Development Co., Ltd.	2	CNY	423	69	Lawsuit over contract dispute dealing apartment
Brazil Sao Paulo Steel Processing Center	3	BRL	12,167	3,935	Lawsuit on claim for payment on construction and others
POSCO ENGINEERING &CONSTRUCTION DO BRAZIL LTDA.	184	BRL	121,058	39,156	Lawsuit on claim for damages and others(*1)
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment on construction
POSCO India Chennai Steel Processing Center Pvt.Ltd.	6	USD	8,409	9,009	Lawsuit on custom duty and others

(*1)	The Company made a reliable estimate in 163 lawsuits by considering the possibility and amount of outflow of resources and recognized ￦27,963 million as provision for legal contingencies and claims.

For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 2017 for the matters.